Condensed consolidated statement of cash flows $ in Millions	6 Months Ended
	Jun. 30, 2024 EUR (€)	Jun. 30, 2023 EUR (€)
Operating activities
Loss before tax	€ (57,394,089)	€ (44,373,987)
Non-cash adjustments to reconcile loss before tax to net cash flows from operations:
Share-based payment expense	6,288,303	5,299,814
Depreciation expense	135,032	123,593
Net foreign exchange (gain) loss	(3,146,528)	928,172
Finance income	(2,160,801)	(85,173)
Changes in working capital:
Decrease (increase) in receivables	(91,786)	48,169
Increase in other current assets	(300,336)	(4,855,629)
Increase (decrease) trade and other payables	58,721	(1,522,938)
Increase (decrease) in accrued liabilities	3,690,913	(948,917)
Income taxes paid	(1,114,758)	(383,953)
Received interest	2,120,352	83,384
Net cash flows used in operating activities	(51,914,977)	(45,687,465)
Investing activities
Purchase of property, plant and equipment	(70,844)	(54,114)
Net cash flows used in investing activities	(70,844)	(54,114)
Financing activities
Proceeds from issue of shares	632,737	64,084,953
Transaction costs on issue of shares ,net	592,968	(210,473)
Payment of principal portion of lease liabilities	(107,239)	(90,249)
Net cash flows provided by financing activities	1,118,466	63,784,231
Net (decrease) increase in cash and cash equivalents	(50,867,355)	18,042,652
Cash and cash equivalents at the beginning of the period	391,231,637	161,837,429
Effect of exchange rate changes	3,210,104	(691,322)
Cash and cash equivalents at the end of the period	€ 343,574,386	€ 179,188,759